Microvision, Inc.
6222 185th Ave NE
Redmond, Washington    98052

March 12, 2008

Securities and Exchange Commission
Washington, D.C. 20549

Ladies and Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10-K for the year ended December 31, 2007.

Sincerely,

Catherine Ruoff
Senior Finance Administrator